Short-Term Bank Loans (Details) - Schedule of Short-Term Bank Loans from Commercial Banks - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Short term bank loans	$ 34,861	$ 47,655
Fuzhou Minhou Sugarcane Branch of China Minsheng Bank [Member]
Short-Term Debt [Line Items]
Short term bank loans		10,769
Bank of China Fuzhou Jin’an Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans	11,071	11,487
China Merchant Bank Fuzhou Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans	8,996	10,769
Fuzhou Branch of Xiamen International Bank Co., Ltd. [Member]
Short-Term Debt [Line Items]
Short term bank loans	6,920	7,179
Haixia Bank of Fujian Fuzhou Jin’an Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans	1,384	1,436
Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans	1,384	1,436
Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans	1,384	1,436
Industrial Bank Fuzhou Huqian Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans	830	861
Fuzhou Branch of Industrial Bank [Member]
Short-Term Debt [Line Items]
Short term bank loans	1,370	1,421
Fuzhou Tongpan Branch of China Everbright Bank Co., Ltd [Member]
Short-Term Debt [Line Items]
Short term bank loans	830	$ 861
Guangxi Beibu Gulf Bank Nanning Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans	$ 692